Prepaid Land Lease Payments (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Bank Of Beijing [Member] | Bank Of Beijing Term Loan Changping Facility [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount		$ 3,285			¥ 20.4
Land use rights
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 261	$ 267	$ 311
Land use rights | Sinovac Biotech Company Ltd [Member] | China Construction Bank Changping Facility [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	2,724			¥ 17.6
Land use rights | Sinovac Biotech Company Ltd [Member] | Bank Of Beijing [Member] | Bank Of Beijing Term Loan Changping Facility [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	327			2.1
Land use rights | Sinovac Dalian Vaccine Technology Company Ltd [Member] | Bank Of China [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	$ 3,548			¥ 23.0